Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 24,706	$ 23,376
Restricted cash	30,259	24,089
Investments in financial assets	10,554	9,449
Trade receivables	16,789	14,235
Other receivables	54	117
Prepaid expenses and deposits	1,533	1,645
TOTAL CURRENT ASSETS	83,895	72,911
NON-CURRENT ASSETS
Intangible assets, net	2,352	2,575
Goodwill	8,993	8,993
Property and equipment, net	2,245	2,116
Long-term financing receivables, net	2,969
TOTAL NON-CURRENT ASSETS	16,559	13,684
TOTAL ASSETS	100,454	86,595
CURRENT LIABILITIES
Accounts payable	927	1,374
Accrued liabilities	33,572	25,939
Customer deposits	30,259	24,089
Other payables	3,177	3,050
TOTAL CURRENT LIABILITIES	67,935	54,452
TOTAL LIABILITIES	67,935	54,452
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, $0 par value, unlimited Common Shares authorized, 205,285 Shares issued and 205,158 outstanding (in thousands) at March 31, 2025; and 202,941 Shares issued and 202,499 outstanding (in thousands) at December 31, 2024
Additional paid in capital	142,457	138,639
Deficit	(109,713)	(104,746)
Accumulated other comprehensive income	599	708
Treasury stock, at cost, 127 and 442 Common Shares (in thousands) at March 31, 2025 and December 31, 2024, respectively	(591)	(2,455)
EQUITY ATTRIBUTABLE TO OWNERS	32,752	32,146
Non-controlling interests	(233)	(3)
TOTAL EQUITY	32,519	32,143
TOTAL LIABILITIES AND EQUITY	$ 100,454	$ 86,595